Depreciation, Amortization and Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Summary of Depreciation, Amortization and Impairment Losses

The detail of depreciation, amortization and impairment losses recognized in profit or loss for the years ended December 31, 2018, 2017 and 2016 is as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Depreciation, amortization and impairment losses	ThCh$	ThCh$	ThCh$
Depreciation	(111,507,897)	(114,203,295)	(130,397,533)
Amortization	(6,257,366)	(3,134,258)	(2,202,848)
Subtotal	(117,765,263)	(117,337,553)	(132,600,381)
(Impairment)/Reversal of impairment (*)	(100,900)	55,494	(30,785,531)
Total depreciation, amortization and impairment losses	(117,866,163)	(117,282,059)	(163,385,912)

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
(1) (Impairment)/Reversal of impairment	ThCh$	ThCh$	ThCh$
(Impairment)/Reversal of impairment	(100,900)	55,494	—
(Impairment)/Reversal of impairment of property, plant and equipment	—	—	(30,785,531)
Total	(100,900)	55,494	(30,785,531)

(*)See Note 10.c and Appendix 5.b